Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Inflation Protected Bond Fund, Inc.
Prospectus Date	rr_ProspectusDate	Dec. 15, 2015
Document Creation Date	dei_DocumentCreationDate	Dec. 09, 2015